INCOME TAXES - Net deferred tax assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 3,530	$ 84,474
Accrued payroll liability	9,852	16,546
Valuation allowance	(3,530)	(84,474)
Net deferred tax assets	$ 9,852	$ 16,546